Trade, other payables and accrued liabilities (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of Aged analysis of Trade, Other Payables and Accrued Liabilities

	November 30, 2021	August 31, 2021
Less than 1 month	$637	$2,161
1 to 3 months	1,533	119
Over 3 months	1,797	2,983
Total Trade, Other Payables and Accrued Liabilities	$3,967	$5,263